ORDINARY SHARES (Details Narrative) - USD ($)								1 Months Ended	12 Months Ended
	Jun. 20, 2023	Aug. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2019	May 03, 2019	Jan. 01, 2018	Jan. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2019	Aug. 28, 2019	Dec. 31, 2017	Nov. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized value															$ 50
Common stock shares authorized				20,000,000,000					20,000,000,000	20,000,000,000		20,000,000,000			500,000,000
Common stock par value									$ 0.000005	$ 0.000005					$ 0.0001
Stock repurchase program, authorized amount											$ 20,000,000		$ 20,000,000
Oridinary shares description	the Company changed its ADS ratio from each ADS representing 10 Class A ordinary shares to each ADS representing 100 Class A ordinary shares
2019 Share Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative share repurchase			40,463,770	40,076,270
2019 Share Repurchase Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 0.09	$ 0.09
2019 Share Repurchase Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 0.70	$ 0.70
2020 Share Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program, authorized amount		$ 20,000,000
Cumulative share repurchase									179,701,700
Stock repurchase program extended period		September 16, 2022 and up to March 15, 2023
Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									201,440,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued				1,208,831,222					1,208,831,222	1,208,831,222		1,208,831,222
Common stock shares outstanding				1,183,305,412					1,016,418,532	1,068,437,352		1,179,445,572
Common Class A [Member] | 2020 Share Repurchase Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 0.07
Common Class A [Member] | 2020 Share Repurchase Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 0.12
Common Class A [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares offered						110,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value					$ 1.10
Options exercised					2,174,470
Common Class A [Member] | Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									895,216,752
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued				949,960,000					949,960,000	949,960,000		949,960,000
Common stock shares outstanding									949,960,000	949,960,000		949,960,000
Common Class B [Member] | Mrxiao Shanglue Founder And Ceo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted									949,960,000
Common stock, voting rights									one share with ten votes
American Depositary Shares [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares offered						11,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value								$ 0.000005
Common stock shares issued				2,158,791,222								2,158,791,222		1
Common stock shares outstanding				2,133,265,412								2,129,405,572		1
Stock issued during period stock split								10,000,000,000
Stock split discription							1 ordinary share was subdivided into 20 ordinary shares